Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid expenses and other current assets
Prepaid taxes	¥ 25,136		¥ 25,600
Costs to obtain contracts with customers	12,587		199,873
Prepaid rental and other deposits	10,086		14,514
Prepaid advertising expenses	3,447		19,977
Prepaid professional service fees	2,600		3,738
Advances to employees	1,076		1,723
Prepaid Directors & Officers insurance	814		852
Interest receivables	331		10,231
Prepaid fees to third-party payment channels			8,980
Others	15,478		16,569
Total	¥ 71,555	$ 11,229	¥ 302,057